Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 137,358	$ 141,189	$ 135,282
Acquisition costs deferred	24,522	16,939	15,611
Amortization charged to income	(16,992)	(16,127)	(16,603)
Effect of unrealized gains and losses	1,445	(4,643)	6,899
Balance, end of year	$ 146,333	$ 137,358	$ 141,189